Quarterly Holdings Report
for
Fidelity® Series Canada Fund
January 31, 2023
SAD-NPRT1-0423
1.9883884.105
Common Stocks - 99.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.3%
TELUS Corp.	667,200	14,376,479
Interactive Media & Services - 0.1%
VerticalScope Holdings, Inc. (a)	507,200	3,163,925
Media - 0.9%
Quebecor, Inc. Class A	2,133,700	49,808,517
Wireless Telecommunication Services - 1.5%
Rogers Communications, Inc. Class B (non-vtg.)	1,650,800	80,260,232
TOTAL COMMUNICATION SERVICES		147,609,153
CONSUMER DISCRETIONARY - 5.7%
Auto Components - 1.0%
Magna International, Inc. Class A (sub. vtg.)	811,500	52,683,003
Hotels, Restaurants & Leisure - 2.0%
Restaurant Brands International, Inc.	1,572,000	105,185,946
Multiline Retail - 2.4%
Dollarama, Inc.	2,163,700	129,394,317
Specialty Retail - 0.1%
Diversified Royalty Corp. (b)	3,289,000	8,058,427
Textiles, Apparel & Luxury Goods - 0.2%
Canada Goose Holdings, Inc. (a)(b)	402,783	9,741,503
TOTAL CONSUMER DISCRETIONARY		305,063,196
CONSUMER STAPLES - 6.0%
Beverages - 0.1%
GURU Organic Energy Corp. (a)(c)	1,859,496	3,913,110
Food & Staples Retailing - 5.7%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.) (b)	5,789,700	264,388,540
Neighbourly Pharmacy, Inc.	654,975	9,928,861
North West Co., Inc.	1,169,700	31,858,952
		306,176,353
Personal Products - 0.2%
Jamieson Wellness, Inc. (d)	377,100	10,506,255
TOTAL CONSUMER STAPLES		320,595,718
ENERGY - 19.0%
Energy Equipment & Services - 0.8%
Computer Modelling Group Ltd.	2,597,300	12,083,189
Pason Systems, Inc.	2,916,100	34,584,238
		46,667,427
Oil, Gas & Consumable Fuels - 18.2%
Cameco Corp. (b)	1,494,900	41,828,663
Canadian Natural Resources Ltd.	4,966,900	304,871,461
Enbridge, Inc.	3,571,100	146,220,381
Parkland Corp. (b)	2,884,500	67,768,569
PrairieSky Royalty Ltd. (b)	10,409,080	178,836,999
Suncor Energy, Inc.	6,726,400	233,456,204
		972,982,277
TOTAL ENERGY		1,019,649,704
FINANCIALS - 31.2%
Banks - 19.1%
Bank of Montreal (b)	2,522,500	253,851,979
Bank of Nova Scotia	1,598,600	86,541,023
Royal Bank of Canada (b)	2,531,900	259,098,496
The Toronto-Dominion Bank	6,128,830	424,050,274
		1,023,541,772
Capital Markets - 5.8%
Brookfield Asset Management Ltd. Class A (a)	2,762,672	90,196,138
Brookfield Corp. (Canada) Class A	3,937,588	146,488,750
TMX Group Ltd.	747,800	73,703,726
		310,388,614
Insurance - 6.3%
Definity Financial Corp. (b)	2,558,124	68,925,441
Intact Financial Corp.	720,700	104,555,801
Sun Life Financial, Inc. (b)	3,287,200	165,181,460
		338,662,702
TOTAL FINANCIALS		1,672,593,088
HEALTH CARE - 0.8%
Health Care Providers & Services - 0.8%
Andlauer Healthcare Group, Inc.	830,170	30,148,295
dentalcorp Holdings Ltd. (a)	1,428,271	10,498,283
		40,646,578
INDUSTRIALS - 13.9%
Commercial Services & Supplies - 2.1%
GFL Environmental, Inc. (b)	3,591,714	110,838,207
Professional Services - 2.0%
Thomson Reuters Corp.	928,600	110,464,701
Road & Rail - 9.8%
Canadian National Railway Co.	1,454,500	173,134,200
Canadian Pacific Railway Ltd.	4,467,821	352,644,066
		525,778,266
TOTAL INDUSTRIALS		747,081,174
INFORMATION TECHNOLOGY - 7.1%
IT Services - 2.3%
Shopify, Inc. Class A (a)	2,541,571	125,249,566
Software - 4.8%
ApplyBoard, Inc. (a)(e)(f)	10,248	658,946
ApplyBoard, Inc. (non-vtg.) (a)(e)(f)	2,527	162,486
Constellation Software, Inc.	104,600	184,803,684
Dye & Durham Ltd.	2,539,200	40,610,406
Enghouse Systems Ltd.	115,700	3,437,391
Open Text Corp.	832,711	27,931,225
		257,604,138
TOTAL INFORMATION TECHNOLOGY		382,853,704
MATERIALS - 12.2%
Chemicals - 3.4%
Nutrien Ltd.	2,157,578	178,599,557
Containers & Packaging - 1.1%
CCL Industries, Inc.:
Class A	158,200	7,401,413
Class B (b)	1,137,400	53,196,349
		60,597,762
Metals & Mining - 7.2%
Franco-Nevada Corp.	1,339,803	196,527,264
Lundin Mining Corp.	5,699,900	43,138,546
Wheaton Precious Metals Corp.	3,208,900	146,728,403
		386,394,213
Paper & Forest Products - 0.5%
Stella-Jones, Inc.	575,400	20,939,362
Western Forest Products, Inc.	5,739,200	6,125,034
		27,064,396
TOTAL MATERIALS		652,655,928
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Allied Properties (REIT) (b)	570,100	12,716,973
Real Estate Management & Development - 0.0%
Information Services Corp.	80,900	1,385,068
TOTAL REAL ESTATE		14,102,041
TOTAL COMMON STOCKS (Cost $3,791,897,219)		5,302,850,284

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
ApplyBoard, Inc.:
Series A1 (a)(e)(f)	12,606	810,566
Series A2 (a)(e)(f)	9,868	634,512
Series A3 (a)(e)(f)	563	36,201
Series D (a)(e)(f)	27,521	1,769,600
Series Seed (a)(e)(f)	3,768	242,282
(Cost $4,705,692)		3,493,161

Convertible Bonds - 0.2%
		Principal Amount (g)	Value ($)
COMMUNICATION SERVICES - 0.2%
Entertainment - 0.2%
Cineplex, Inc. 5.75% 9/30/25 (d) (Cost $8,442,940)	CAD	12,319,000	9,258,577

Money Market Funds - 14.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (h)	3,722,685	3,723,429
Fidelity Securities Lending Cash Central Fund 4.38% (h)(i)	750,958,229	751,033,325
TOTAL MONEY MARKET FUNDS (Cost $754,756,754)		754,756,754

TOTAL INVESTMENT IN SECURITIES - 113.4% (Cost $4,559,802,605)	6,070,358,776
NET OTHER ASSETS (LIABILITIES) - (13.4)%	(717,034,868)
NET ASSETS - 100.0%	5,353,323,908

Currency Abbreviations
CAD	-	Canadian dollar

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,764,832 or 0.4% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,314,593 or 0.1% of net assets.

(f)	Level 3 security
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ApplyBoard, Inc.	6/04/21 - 6/30/21	524,312

ApplyBoard, Inc. (non-vtg.)	6/30/21	269,861

ApplyBoard, Inc. Series A1	6/04/21	816,255

ApplyBoard, Inc. Series A2	6/04/21	638,966

ApplyBoard, Inc. Series A3	6/04/21	36,455

ApplyBoard, Inc. Series D	6/04/21	2,970,033

ApplyBoard, Inc. Series Seed	6/04/21	243,983

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	4,119,421	50,149,273	50,545,265	38,129	-	-	3,723,429	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	772,969,944	1,793,527,273	1,815,463,892	593,039	-	-	751,033,325	2.5%
Total	777,089,365	1,843,676,546	1,866,009,157	631,168	-	-	754,756,754

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
GURU Organic Energy Corp.	5,007,698	-	49,498	-	(52,695)	(992,395)	3,913,110
Total	5,007,698	-	49,498	-	(52,695)	(992,395)	3,913,110

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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